SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Segment shares	Sep. 30, 2025 AUD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Property, Plant and Equipment [Line Items]
Deferred offering costs	$ 33,624						$ 567,603
Unrecognized tax benefits		$ 0					0
Restricted stock award shares | shares		1,216
Basic and dilutive shares		$ 0
Number of operating segments | Segment	1	1
Equity Distribution Agreement [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs		$ 494,292
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years			3 years	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years			5 years	5 years
UNITED STATES
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount	$ 250,000	$ 250,000					250,000
UNITED STATES | Minimum [Member]
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount	$ 250,000	250,000
AUSTRALIA
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount			$ 250,000		$ 250,000			$ 250,000
AUSTRALIA | Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount			$ 250,000		$ 250,000
CANADA
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount		$ 100,000		$ 100,000			$ 100,000
CANADA | Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash FDIC insured amount				$ 100,000		$ 100,000